UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gateway Advisory LLC
Address: 900 South Avenue West
         Westfield, NJ  07090

13F File Number:  028-14125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Blachman
Title:     Managing Member/Chief Compliance Officer
Phone:     877-303-9580

Signature, Place, and Date of Signing:

 /s/ Glenn Blachman     Westfield, NJ     February 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $104,372 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARMOUR RESIDENTIAL REIT INC    COM              042315101      166    23600 SH       SOLE                    23600        0        0
AT&T INC                       COM              00206R102      227     7527 SH       SOLE                     7527        0        0
BANK OF AMERICA CORPORATION    COM              060505104       76    13757 SH       SOLE                    13757        0        0
BARCLAYS BANK PLC              ETN DJUBS PMET38 06739H248      738     8755 SH       SOLE                     8755        0        0
BEST BUY INC                   COM              086516101      210     9000 SH       SOLE                     9000        0        0
EXXON MOBIL CORP               COM              30231G102      374     4409 SH       SOLE                     4409        0        0
FIRST TR NAS100 EQ WEIGHTED    SHS              337344105      989    43080 SH       SOLE                    43080        0        0
FIRST TR S&P REIT INDEX FD     COM              33734G108     4022   259665 SH       SOLE                   259665        0        0
GENERAL ELECTRIC CO            COM              369604103      203    11318 SH       SOLE                    11318        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      627     3413 SH       SOLE                     3413        0        0
ISHARES GOLD TRUST             ISHARES          464285105      447    51089 SH       SOLE                    51089        0        0
ISHARES TR                     BARCLY USAGG B   464287226     4782    43374 SH       SOLE                    43374        0        0
ISHARES TR                     IBOXX INV CPBD   464287242     1469    12917 SH       SOLE                    12917        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     2202    20340 SH       SOLE                    20340        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    14858   142592 SH       SOLE                   142592        0        0
ISHARES TR                     BARCLYS SH TREA  464288679     2833    25669 SH       SOLE                    25669        0        0
JOHNSON & JOHNSON              COM              478160104     1287    19627 SH       SOLE                    19627        0        0
MERCK & CO INC NEW             COM              58933Y105     1040    27593 SH       SOLE                    27593        0        0
PIMCO ETF TR                   1-5 US TIP IDX   72201R205     3559    66707 SH       SOLE                    66707        0        0
PIMCO ETF TR                   BROAD US TIPS    72201R403     1145    19649 SH       SOLE                    19649        0        0
PIMCO ETF TR                   INTER MUN BD ST  72201R866    11815   224421 SH       SOLE                   224421        0        0
POWERSHARES GLOBAL ETF TRUST   WK VRDO TX FR    73936T433     4232   169131 SH       SOLE                   169131        0        0
SCHWAB STRATEGIC TR            US BRD MKT ETF   808524102     6076   201053 SH       SOLE                   201053        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607     1187    36134 SH       SOLE                    36134        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     1222    53423 SH       SOLE                    53423        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870     1057    19003 SH       SOLE                    19003        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     3149    81896 SH       SOLE                    81896        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425    23229   954351 SH       SOLE                   954351        0        0
SPDR SERIES TRUST              DB INT GVT ETF   78464A490     2804    49417 SH       SOLE                    49417        0        0
SPDR SERIES TRUST              S&P 600 SML CAP  78464A813     3871    58589 SH       SOLE                    58589        0        0
SPDR SERIES TRUST              DJ MID CAP ETF   78464A847     3837    66222 SH       SOLE                    66222        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      331     4524 SH       SOLE                     4524        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      308     7683 SH       SOLE                     7683        0        0